Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - Community Development and Tax Advantaged Investments [Member] - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Investment carrying amount	$ 5,660	$ 5,009
Unfunded capital and other commitments	2,770	2,477
Maximum exposure to loss	$ 12,120	$ 10,373